Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Jul. 31, 2024	Oct. 31, 2023	Jul. 31, 2023
Statement Line Items [Line Items]
Credit commitments	$ 433,661	$ 481,389	$ 424,526
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	367,494	405,426	341,679
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 66,167	$ 75,963	$ 82,847